Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Taxes Payable [Abstract]
VAT payable	$ 1,014,959	$ 1,055,946
Income taxes payable	2,168,507	2,185,651
Dividend withholding tax payable	88,521	87,308
Other taxes payable	1,240	589
Total	$ 3,273,227	$ 3,329,494